Schedule of investments
Nomura Tax-Free USA Intermediate Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.19%
Education Revenue Bonds — 7.87%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,220,000	$ 1,256,881
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	867,816
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,675,120
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	821,021
(Social Bonds) Series A 5.00% 11/1/42	1,000,000	1,039,070
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,234,600
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,019,840
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/42 #	750,000	764,062
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/34	415,000	447,374
5.00% 7/1/36	415,000	442,419
5.00% 7/1/37	550,000	582,599
5.00% 7/1/42	1,000,000	1,024,540
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,318,547
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	6,168,500
Series U-6 5.00% 5/1/45	1,000,000	1,160,140
Series U-7 5.00% 6/1/46	1,000,000	1,152,890
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	941,490
(California Baptist University) Series A 144A 5.125% 11/1/40 #	1,325,000	1,378,636
NQ- 019 [1125] 0126 (5100810)    1

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	620,000	$ 641,272
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project) Series A 5.00% 8/1/55	800,000	764,336
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,003,540
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,635,150
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	359,002
Series A 5.00% 7/1/32	235,000	240,454
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,537,511
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,125,093
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,237,604
4.00% 7/1/44	1,120,000	1,002,120
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	418,881
Series A 5.00% 6/15/29	400,000	408,660
Idaho Housing & Finance Association Revenue
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	540,537
(Sage International School of Boise Project) Series A 4.00% 5/1/55	1,540,000	1,283,452
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/26	400,000	400,840
Series A 5.00% 2/15/28	260,000	264,381
Series A 5.00% 2/15/30	390,000	395,881
2    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/32	265,000	$ 268,620
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	631,164
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	573,062
Series A-1 5.00% 7/1/44 (BAM)	625,000	647,031
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	395,840
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	250,138
Series A 144A 5.00% 7/1/50 #	925,000	853,016
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	460,340
Series A 4.00% 7/1/40	500,000	482,970
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami Issue) Series A 5.25% 4/1/48	1,500,000	1,609,290
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,294,987
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	3,265,000	3,372,647
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,445,072
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	875,000	799,059
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	884,580
NQ- 019 [1125] 0126 (5100810)    3

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	$ 1,819,031
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,175,766
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/50	1,075,000	1,148,863
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	1,959,502
5.00% 7/1/38	1,000,000	1,065,690
Wisconsin Public Finance Authority Charter School Revenue
(Foundation Academy Charter School Project) 144A 4.75% 7/1/45 #	1,300,000	1,183,858
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,175,260
(Lindenwood Education System) Series A 144A 4.75% 6/1/40 #	4,000,000	4,005,800
		71,055,845
Electric Revenue Bonds — 4.61%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,358,967
City of Los Angeles, Department of Water & Power Revenue
Series A 5.25% 7/1/45 (BAM)	1,000,000	1,085,360
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/33	2,915,000	3,216,557
Series A 5.00% 10/1/41	915,000	956,312
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	560,070
5.25% 12/1/40	500,000	558,905
5.25% 12/1/41	650,000	720,603
4    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/42	1,000,000	$ 1,097,100
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/39	5,000,000	5,155,600
New York Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,094,479
5.00% 12/15/36	5,000,000	5,004,400
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,014,600
Series TT 5.00% 7/1/32 ‡	1,555,000	1,037,963
Series WW 5.25% 7/1/33 ‡	1,015,000	677,513
Series WW 5.50% 7/1/26 ‡	3,910,000	2,600,150
Series WW 5.50% 7/1/38 ‡	1,925,000	1,284,937
Series XX 5.25% 7/1/40 ‡	4,630,000	3,090,525
Series ZZ 5.00% 7/1/26 ‡	2,990,000	1,988,350
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AG)	3,000,000	3,348,090
Series E 5.25% 12/1/38 (AG)	1,615,000	1,791,584
		41,642,065
Healthcare Revenue Bonds — 8.75%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	2,600,000	2,954,614
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	544,343
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/45	2,000,000	1,953,000
City of Saint Paul, Minnesota Housing & Redevelopment Authority Revenue
(HealthPartners Obligated Group) Series A 4.00% 7/1/35	5,630,000	5,630,788
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,539,820
NQ- 019 [1125] 0126 (5100810)    5

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	$ 1,003,890
Series A-2 5.00% 8/1/37	1,105,000	1,151,067
County of Franklin, Ohio Revenue
(Nationwide Children's Hospital Project) Series 2019A 5.00% 11/1/48	1,500,000	1,652,340
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	1,007,890
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group)
Series A 4.00% 8/15/45	655,000	587,601
Series A 4.00% 8/15/50	1,950,000	1,677,682
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	377,758
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	777,560
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/42	650,000	673,790
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	10,000	9,795
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	714,516
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	499,300
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	1,400,000	1,407,196
Maricopa County, Arizona Industrial Development Authority Revenue
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,568,259
6    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	$ 2,036,820
Michigan Finance Authority Revenue
(Trinity Health Credit Group) 4.00% 12/1/40	2,185,000	2,149,144
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series A 3.00% 12/1/40	1,000,000	823,970
Series A 4.00% 12/1/38	1,000,000	987,340
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,382,221
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,088,206
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,447,847
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,007,320
Series B 5.25% 8/15/48	2,000,000	1,997,080
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	3,300,000	2,343,594
Palm Beach County, Florida Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) 3.00% 8/15/44	5,000,000	3,954,800
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	200,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	175,000
NQ- 019 [1125] 0126 (5100810)    7

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	$ 3,148,920
Series B-2 5.00% 7/1/42	1,500,000	1,533,735
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,897,050
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,000,000	2,034,200
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	612,634
5.00% 5/15/41	700,000	737,135
5.00% 5/15/42	700,000	728,189
5.00% 5/15/43	700,000	720,181
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,371,367
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	5,319,601
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	908,268
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	1,250,000	1,207,050
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group) Series A 5.25% 6/1/42	3,600,000	3,886,704
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AG)	500,000	515,985
5.75% 11/1/48 (AG)	1,875,000	2,045,137
		78,990,707
8    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond — 0.13%
New York City, New York Housing Development Revenue
(8 Spruce Street) Series D 4.00% 12/15/43	1,125,000	$ 1,152,765
		1,152,765
Housing Revenue Bonds — 6.15%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,537,395
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38 (GNMA) (FNMA) (FHLMC)	2,500,000	2,639,125
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	2,800,000	2,936,640
Maryland Community Development Administration Multifamily Development Revenue
(Sustainability Bonds) Series D 4.35% 2/1/44 (FNMA)	4,000,000	3,963,280
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38 (GNMA) (FNMA) (FHLMC)	1,250,000	1,327,050
Series G 5.15% 9/1/43 (GNMA) (FNMA) (FHLMC)	2,610,000	2,722,621
New York City, New York Housing Development Revenue
(8 Spruce Street) Series E 4.375% 12/15/43	1,125,000	1,150,121
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48 (SONYMA)	4,000,000	4,055,040
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42 (GNMA) (FNMA) (FHLMC)	4,735,000	4,965,074
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,774,191
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	10,965,738
Series 143A 5.125% 10/1/41	2,840,000	2,994,212
(Social Bonds) Series 149A 5.10% 10/1/45	5,000,000	5,178,150
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43 (GNMA)	4,500,000	4,747,185
NQ- 019 [1125] 0126 (5100810)    9

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43 (FNMA)	4,500,000	$ 4,576,680
		55,532,502
Industrial Development Revenue/Pollution ControlRevenue Bonds — 21.10%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	129,720
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	7,907,247
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	5,156,300
(Gas Project)
Series A 5.25% 5/1/55 •	5,000,000	5,486,150
Series B 5.00% 10/1/55 •	4,850,000	5,245,178
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 4.00% 6/1/48	5,235,000	4,554,188
Series B-2 Class 2 5.00% 6/1/55	2,000,000	1,687,040
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,697,820
Series B-1 4.00% 2/1/52 •	4,910,000	5,002,259
Series C 5.25% 1/1/54 •	4,280,000	4,559,056
Series D 5.50% 5/1/54 •	7,000,000	7,412,580
Series G 5.00% 11/1/55 •	5,500,000	5,776,045
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 12.00% 1/1/65 (AMT) •	6,135,000	5,214,750
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	14,063
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,701,702
10    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	$ 1,376,500
Series A 5.00% 9/1/36	2,480,000	2,730,703
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,110,749
County of Broward, Florida Convention Center Hotel Revenue
(First Tier) 5.00% 1/1/47	3,830,000	3,984,004
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 0.90% 6/1/60 #, ^	58,725,000	2,062,422
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	1,735,000	889,916
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	8,875,000	8,863,196
5.50% 7/1/53 (AMT)	5,225,000	4,336,750
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/36 #	1,000,000	1,023,900
Georgia Main Street Natural Gas Supply Revenue
Series A 5.00% 6/1/55 •	1,000,000	1,089,050
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	3,922,516
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	3,714,873
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	295,851
Series A-2 Class 1 4.00% 6/1/39	600,000	587,364
Series A-2 Class 1 4.00% 6/1/40	300,000	288,753
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #, ‡	1,175,000	82,250
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,984,712
NQ- 019 [1125] 0126 (5100810)    11

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Kentucky Public Energy Authority Revenue
Series B 5.00% 1/1/55 •	3,750,000	$ 4,034,775
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,737,800
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	714,258
Series B 7.00% 11/1/34	2,905,000	3,546,889
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	840,200
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	2,500,000	2,358,775
5.00% 1/1/34 (AMT)	4,210,000	4,302,494
5.00% 1/1/36 (AMT)	3,000,000	3,050,130
5.00% 10/1/40 (AMT)	1,125,000	1,141,785
6.00% 4/1/35 (AMT)	2,000,000	2,208,200
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	1,965,100
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,037,180
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	7,200,000	7,820,064
San Joaquin Valley Clean Energy, California Authority Revenue
(Green Bonds) Series A 5.50% 1/1/56 •	3,500,000	3,992,520
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,050,000
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	12,500
12    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	$ 5,912,225
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,961,320
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,085,800
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,483,732
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	1,500,000	1,655,055
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,918,449
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	287,809
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	486,723
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	486,300
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,500,000	2,506,675
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.96% 6/1/47 ^	58,500,000	14,992,965
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	2,054,517
(Convertible Bond) Senior Series B-2 5.20% 6/1/46 ~	1,250,000	1,085,250
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	200,606
Series A 5.00% 2/1/62	2,720,000	2,702,130
		190,519,833
NQ- 019 [1125] 0126 (5100810)    13

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 7.17%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	$ 5,347,100
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	5,740,000	5,379,069
Series A 4.00% 12/15/47	11,560,000	10,146,327
Series A 4.00% 6/15/52	1,970,000	1,674,677
Series A 4.00% 6/15/52 (BAM)	415,000	361,573
Series B 4.733% 12/15/51 (BAM) ^	10,000,000	2,886,500
Series B-1 4.57% 6/15/47 (AG) ^	8,965,000	3,278,949
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,851,812
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,800,592
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	9,330,101
Series CC 5.25% 6/15/39	2,000,000	2,215,500
Series CC 5.25% 6/15/43	4,750,000	5,101,880
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	743,630
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,543,740
Virginia Public Building Authority Public Facilities Revenue
Series A 5.00% 8/1/45	4,680,000	5,042,607
		64,704,057
Local General Obligation Bonds — 3.19%
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	2,429,133
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	834,818
5.00% 4/1/36	320,000	323,382
City of Bend, Oregon
5.00% 6/1/43	2,350,000	2,576,164
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,052,448
Series E 6.00% 1/1/45	2,000,000	2,138,160
14    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Chicago, Illinois
(Chicago Recovery Plan)
Series A 5.00% 1/1/43	2,900,000	$ 2,839,071
Series A 5.25% 1/1/45	4,350,000	4,292,058
Harris County, Texas Permanent Improvement Bonds
(Certificates of Obligation) 5.00% 9/15/42	5,090,000	5,521,021
Las Vegas, Nevada Valley Water District Revenue
Series A 4.00% 6/1/43	3,450,000	3,413,568
New Hampshire Business Finance Authority
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	2,400,000	2,398,344
		28,818,167
Pre-Refunded/Escrowed to Maturity Bonds — 1.09%
City of Chicago, Illinois
Series C 5.00% 1/1/26	1,280,000	1,282,304
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41-27 §	3,740,000	3,809,788
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,757,483
		9,849,575
Special Tax Revenue Bonds — 15.49%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/31	670,000	722,702
5.00% 5/1/34	750,000	808,778
5.00% 5/1/35	850,000	912,109
5.00% 5/1/36	850,000	906,925
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34 ‡	830,000	664,000
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	4,600,440
Commonwealth of Puerto Rico Revenue
(Subordinate) 3.006% 11/1/43 •	18,226,328	11,687,633
NQ- 019 [1125] 0126 (5100810)    15

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/26	2,500,000	$ 2,536,475
5.00% 12/1/29	600,000	608,130
5.00% 12/1/31	900,000	912,051
5.00% 12/1/32	1,800,000	1,822,914
5.00% 12/1/34	1,500,000	1,516,455
5.00% 12/1/35	1,200,000	1,211,916
5.00% 12/1/36	900,000	907,929
Downtown Revitalization Public Infrastructure District, Utah Revenue
(First Lien - SEG Redevelopment Project)
Series A 5.00% 6/1/36 (AG)	1,600,000	1,719,520
Series A 5.25% 6/1/41 (AG)	770,000	857,834
Series A 5.25% 6/1/42 (AG)	1,750,000	1,927,835
(Second Lien - SEG Redevelopment Project)
Series B 5.25% 6/1/41 (AG)	1,000,000	1,114,070
Series B 5.25% 6/1/42 (AG)	825,000	908,836
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	21,489,534	20,920,921
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,548,956
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	1,785,000	1,853,205
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AG)	4,050,000	4,282,915
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,491,810
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate)
Subseries E-1 5.00% 2/1/32	5,000,000	5,121,300
Subseries I-1 5.00% 5/1/43	4,110,000	4,421,538
16    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(General Purpose) Series A 3.00% 3/15/50	1,350,000	$ 1,001,336
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	5,402,850
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Subseries A-1 4.00% 5/15/46	6,000,000	5,615,940
New York Triborough Bridge & Tunnel Authority Revenue
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	5,000,000	5,303,450
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AG)	1,000,000	1,093,660
Series A 5.50% 9/1/43 (AG)	1,000,000	1,084,980
Series A 5.50% 9/1/44 (AG)	1,000,000	1,077,890
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.37% 7/1/51 ^	22,552,000	5,620,184
Series A-1 4.55% 7/1/40	5,765,000	5,751,568
Series A-1 4.75% 7/1/53	14,048,000	13,373,696
Series A-1 5.00% 7/1/58	3,775,000	3,680,474
Series A-1 5.58% 7/1/46 ^	15,976,000	5,447,656
Series A-2 4.329% 7/1/40	5,453,000	5,318,747
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/35	1,000,000	1,134,260
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	502,445
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	505,000	404,000
		139,800,333
State General Obligation Bonds — 7.31%
California State
(Various Purpose)
5.00% 8/1/33	4,100,000	4,164,616
5.00% 9/1/36	4,000,000	4,059,560
NQ- 019 [1125] 0126 (5100810)    17

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	7,488,979	$ 7,200,054
Series A-1 4.00% 7/1/46	12,920,000	11,495,958
Illinois State
5.00% 1/1/28	1,630,000	1,632,690
5.00% 11/1/36	1,965,000	1,989,975
5.50% 5/1/39	2,500,000	2,671,750
Series A 4.00% 3/1/41	4,650,000	4,442,145
Series A 5.125% 12/1/29	3,260,000	3,390,367
Series B 4.00% 10/1/35	6,630,000	6,695,239
Series C 4.00% 10/1/37	1,710,000	1,703,075
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,217,028
Series B 4.00% 11/1/38	1,810,000	1,779,773
Maryland State
(Bidding Group 2 Bond) Series A 5.00% 6/1/39	5,000,000	5,741,250
Washington State
(Various Purpose)
Series A 5.00% 8/1/35	3,000,000	3,333,810
Series R 5.00% 8/1/39	3,000,000	3,425,970
		65,943,260
Transportation Revenue Bonds — 14.16%
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,197,452
Series B 5.00% 1/1/36	2,500,000	2,634,325
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,555,000	4,954,060
(Subordinate)
Series A 4.00% 12/1/43 (AMT)	2,335,000	2,182,571
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,386,688
City of Greater Orlando, Florida Aviation Authority Revenue
(Airport Facilities Bond) 5.25% 10/1/42 (AMT)	6,475,000	7,010,029
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 10.00% 7/1/57 (AMT) #, •	7,840,000	5,880,000
18    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	10,000,000	$ 3,250,000
Illinois State Toll Highway Authority Revenue
(Senior) Series A 5.25% 1/1/45	9,250,000	9,928,950
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,630,275
Series B 5.50% 7/1/42 (AMT)	1,855,000	1,995,294
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	1,003,130
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	1,320,166
5.00% 10/1/37 (AMT)	1,270,000	1,350,200
5.00% 10/1/38 (AMT)	1,360,000	1,438,880
5.00% 10/1/40 (AMT)	1,475,000	1,534,870
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,516,110
New York Liberty Development Revenue
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,553,000
New York Metropolitan Transportation Authority Revenue
Subseries A-2 4.00% 11/15/41	3,000,000	2,928,510
(Climate Bond Certified - Green Bonds) Series A 5.25% 11/15/43	3,000,000	3,257,220
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations) Series B 4.00% 1/1/41	10,000,000	9,847,200
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project - Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	5,671,545
5.375% 6/30/60 (AMT)	2,500,000	2,508,925
5.50% 6/30/38 (AMT)	1,670,000	1,791,142
5.50% 6/30/40 (AMT)	800,000	845,648
5.50% 6/30/42 (AG) (AMT)	1,750,000	1,853,705
NQ- 019 [1125] 0126 (5100810)    19

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/33 (AMT)	3,955,000	$ 4,312,651
5.00% 12/1/37 (AMT)	1,000,000	1,065,240
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,054,320
Port Authority of New York & New Jersey Revenue
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	2,432,409
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,212,360
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	4,750,000	5,334,773
San Diego County, California Regional Airport Authority Revenue
(Private Activity) Series B 5.25% 7/1/41 (AMT)	4,500,000	5,005,935
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/30 (AMT)	230,000	238,351
Series B 5.00% 1/1/33 (AMT)	705,000	727,609
Series B 5.00% 1/1/34 (AMT)	450,000	463,721
Series B 5.00% 1/1/35 (AMT)	245,000	252,159
Series B 5.00% 1/1/36 (AMT)	230,000	236,288
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	522,315
5.50% 6/30/43 (AMT)	1,500,000	1,557,165
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	3,500,000	3,633,140
6.50% 12/31/65 (AMT)	7,500,000	8,300,025
		127,818,356
Water & Sewer Revenue Bonds — 1.17%
City of Aurora, Colorado Water Revenue
(First-Lien Water Revenue Bonds) 4.00% 8/1/54	2,750,000	2,567,813
20    NQ- 019 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/41	3,400,000	$ 3,704,402
5.25% 10/1/43	3,250,000	3,472,852
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	820,730
		10,565,797
Total Municipal Bonds (cost $886,625,487)		886,393,262
	Number of shares
Common Stock — 0.07%
Industrial — 0.07%
TimberHP =, †, π	139,071	668,709
Total Common Stock (cost $668,709)		668,709
	Principal amount
Short-Term Investments — 0.29%
Variable Rate Demand Notes — 0.29%
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 2.25% 11/15/52 (SPA - Northern Trust)¤	400,000	400,000
San Francisco, California Bay Area Toll Authority Revenue
Series I 2.40% 4/1/59 (LOC - TD Bank, N.A.)¤	2,200,000	2,200,000
Total Short-Term Investments (cost $2,600,000)		2,600,000
Total Value of Securities—98.55% (cost $889,894,196)		889,661,971

Receivables and Other Assets Net of Liabilities—1.45%		13,112,314
Net Assets Applicable to 82,493,291 Shares Outstanding—100.00%		$902,774,285
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $62,011,503, which represents 6.87% of the Fund’s net assets.
NQ- 019 [1125] 0126 (5100810)    21

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2025.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At November 30, 2025, the aggregate value of restricted securities was $668,709, which represented 0.07% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$668,709	$668,709
22    NQ- 019 [1125] 0126 (5100810)

Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONYMA – State of New York Mortgage Agency
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- 019 [1125] 0126 (5100810)    23